GRANT THORNTON LLP
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees of the HC Capital Trust and Shareholders of
The Value Equity Portfolio
The Growth Equity Portfolio
The Institutional U.S. Equity Portfolio
The Small Capitalization-Mid Capitalization Equity Portfolio
The ESG Growth Portfolio
The Catholic SRI Growth Portfolio
The International Equity Portfolio
The Institutional International Equity Portfolio
The Emerging Markets Portfolio
The Core Fixed Income Portfolio
The Corporate Opportunities Portfolio
The U.S. Government Fixed Income Securities Portfolio
The U.S. Corporate Fixed Income Securities Portfolio
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
The Short-Term Municipal Bond Portfolio
The Intermediate Term Municipal Bond Portfolio
The Intermediate Term Municipal Bond II Portfolio

In planning and performing our audits of the financial statements of The
Value Equity Portfolio, The Growth Equity Portfolio, The Institutional
U.S. Equity Portfolio, The Small Capitalization-Mid Capitalization Equity Portfolio, The ESG Growth Portfolio, The Catholic SRI Growth Portfolio,
The International Equity Portfolio, The Institutional International
Equity Portfolio, The Emerging Markets Portfolio, The Core Fixed Income Portfolio, The Corporate Opportunities Portfolio, The U.S. Government Fixed Income Securities Portfolio, The U.S. Corporate Fixed Income Securities Portfolio, The U.S. Mortgage Asset/Backed Fixed Income Securities
Portfolio, The Short-Term Municipal Bond Portfolio, The Intermediate Term Municipal Bond Portfolio, and The Intermediate Term Municipal Bond II Portfolio (collectively constituting HC Capital Trust, hereafter referred to as the "Portfolios" as of and for the year ended June 30, 2022, in accordance with the standards of the Public Company Accounting Oversight
Board (United States), we considered the Portfolios'internal control over financial reporting, including controls over safeguarding securities, as a basis for designing audit procedures for the purpose of expressing an opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios' internal control over financial reporting. Accordingly we express no such opinion.

Management of the Portfolios is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A portfolio's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A portfolio's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the portfolio;
(2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the portfolio are being made only in accordance with authorizations of management and directors of the portfolio; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the portfolio's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or the degree of compliance with policies and procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Portfolios annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Portfolios' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the Public Company Accounting Oversight Board (United States). However we noted no deficiencies in the Portfolios' internal control over financial reporting and their operation, including controls over safeguarding securities, which we consider to be material weaknesses as defined above as of June 30 2022.

This report is intended solely for the information and use of management and the Board of Trustees of the HC Capital Trust and the U.S. Securities and Exchange Commission, and is not intended to be and should not be used by anyone other than these specified parties.

/s/ GRANT THORNTON LLP

Philadelphia, Pennsylvania
August 25, 2022